Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

We take a risk-based approach to cybersecurity and have implemented policies across our operations designed to identify, prevent, detect, and respond to cybersecurity threats and incidents. We regularly assess risks from cybersecurity threats, monitor our information systems for potential vulnerabilities, and test those systems pursuant to our cybersecurity policies, standards, processes, and practices. To protect our information systems, we utilize a variety of tools and technologies that support the timely identification, escalation, investigation, resolution, and recovery from cybersecurity incidents.

Our efforts include, among other measures: mandatory employee training and phishing simulations, as well as penetration testing to evaluate and strengthen the effectiveness of our information security defenses and planning. Our cybersecurity program includes an incident response plan that facilitates cross-functional engagement across the Company and ensures timely reporting of cybersecurity incidents to appropriate levels of management, including senior executives and the Audit Committee or Executive Committee, depending on potential impact. We conduct annual cybersecurity awareness training and regularly test cybersecurity awareness across the organization.

We consider the Cybersecurity Framework developed by the U.S. Department of Commerce’s National Institute of Standards and Technology (“NIST”) as a guiding reference. This framework helps us identify compliance gaps and inform our ongoing evaluation of cybersecurity priorities and evolving threats, though we do not claim full conformance with every aspect of the framework. As part of our cybersecurity risk management efforts, we also assess the maturity of our program by benchmarking it against the latest cybersecurity trends and disclosure-related research, allowing us to adapt our practices to a dynamic threat environment.

Our strategic business partners are required to maintain security certifications and provide immediate notification in the event of a security breach that could affect our operations or data integrity.

To further strengthen our cybersecurity posture, we also engage independent third-party cybersecurity experts to test, evaluate and recommend improvements on the effectiveness of our cybersecurity program through penetration testing, breach assessments, and regular cybersecurity incident drill testing. These evaluations help us test, validate, and improve the effectiveness of our cybersecurity program on a recurring basis.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	To protect our information systems, we utilize a variety of tools and technologies that support the timely identification, escalation, investigation, resolution, and recovery from cybersecurity incidents.

Our efforts include, among other measures: mandatory employee training and phishing simulations, as well as penetration testing to evaluate and strengthen the effectiveness of our information security defenses and planning. Our cybersecurity program includes an incident response plan that facilitates cross-functional engagement across the Company and ensures timely reporting of cybersecurity incidents to appropriate levels of management, including senior executives and the Audit Committee or Executive Committee, depending on potential impact. We conduct annual cybersecurity awareness training and regularly test cybersecurity awareness across the organization.

We consider the Cybersecurity Framework developed by the U.S. Department of Commerce’s National Institute of Standards and Technology (“NIST”) as a guiding reference. This framework helps us identify compliance gaps and inform our ongoing evaluation of cybersecurity priorities and evolving threats, though we do not claim full conformance with every aspect of the framework. As part of our cybersecurity risk management efforts, we also assess the maturity of our program by benchmarking it against the latest cybersecurity trends and disclosure-related research, allowing us to adapt our practices to a dynamic threat environment.

Our strategic business partners are required to maintain security certifications and provide immediate notification in the event of a security breach that could affect our operations or data integrity.

To further strengthen our cybersecurity posture, we also engage independent third-party cybersecurity experts to test, evaluate and recommend improvements on the effectiveness of our cybersecurity program through penetration testing, breach assessments, and regular cybersecurity incident drill testing. These evaluations help us test, validate, and improve the effectiveness of our cybersecurity program on a recurring basis.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	While we believe our cybersecurity program is suitable for managing evolving risks, no program can fully protect against all adverse events.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Our board of directors, through the Audit Committee, oversees our overall risk management processes, including those related to cybersecurity. The risk management program addresses the most significant short-, medium-, and long-term risks to the Company. Throughout the year, the Audit Committee discusses specific risk areas, including those related to cybersecurity.
Annually, and as needed, members of management and/or the risk committee provide presentations to the Audit Committee regarding cybersecurity matters. These updates cover material risks, the evolution of those risks, and strategic initiatives aimed at improving cybersecurity processes.

Our Internal Audit Department conducts audits of certain IT controls to assess whether there are any material weaknesses or significant deficiencies in the design or operation of those controls. Specialized external experts are engaged to assist in these assessments, helping to identify areas for improvement and enhance the effectiveness of our cybersecurity measures.

Our Chief Information Security Officer (“CISO”), in coordination with our planning and risk management functions, leads the assessment and oversight of cybersecurity risks. The current CISO brings over 20 years of experience in information security and provides regular reports to senior management and, when appropriate, to the Audit Committee or Executive Committee. These reports include updates on the Company’s cybersecurity strategy, key initiatives, key security metrics, insights from penetration testing and benchmarking, business response plans, and developments in the threat landscape; in the case of a specific cybersecurity incident, presentations include relevant details such as the status of the incident, stakeholders informed, and plans for remediation.
As of the date of this Annual Report, we have not identified any cybersecurity threats or incidents that have materially affected—or are reasonably likely to materially affect—our operations, business strategy, financial condition, or results. While we believe our cybersecurity program is suitable for managing evolving risks, no program can fully protect against all adverse events. For more information, see “Item 3. Key Information. D. Risk Factors: We rely heavily on digital technologies for our daily operations and we may be subject to cyberattacks or other risks related to new technologies.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors, through the Audit Committee, oversees our overall risk management processes, including those related to cybersecurity.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	members of management and/or the risk committee provide presentations to the Audit Committee regarding cybersecurity matters
Cybersecurity Risk Role of Management [Text Block]
Our board of directors, through the Audit Committee, oversees our overall risk management processes, including those related to cybersecurity. The risk management program addresses the most significant short-, medium-, and long-term risks to the Company. Throughout the year, the Audit Committee discusses specific risk areas, including those related to cybersecurity.
Annually, and as needed, members of management and/or the risk committee provide presentations to the Audit Committee regarding cybersecurity matters. These updates cover material risks, the evolution of those risks, and strategic initiatives aimed at improving cybersecurity processes.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors, through the Audit Committee, oversees our overall risk management processes, including those related to cybersecurity.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The current CISO brings over 20 years of experience in information security and provides regular reports to senior management and, when appropriate, to the Audit Committee or Executive Committee.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	These reports include updates on the Company’s cybersecurity strategy, key initiatives, key security metrics, insights from penetration testing and benchmarking, business response plans, and developments in the threat landscape; in the case of a specific cybersecurity incident, presentations include relevant details such as the status of the incident, stakeholders informed, and plans for remediation.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true